Note 1 - Description of Business	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

1. BASIS OF PRESENTATION AND DESCRIPTION OF BUSINESS

Organization and Description of Business

Arch Therapeutics, Inc. (together with its subsidiary, the “Company” or “Arch”) was incorporated under the laws of the State of Nevada on September 16, 2009, under the name “Almah, Inc.”. Effective June 26, 2013, the Company completed a merger (the “Merger”) with Arch Biosurgery, Inc. (formerly known as Arch Therapeutics, Inc.), a Massachusetts corporation (“ABS”), and Arch Acquisition Corporation (“Merger Sub”), the Company’s wholly owned subsidiary formed for the purpose of the transaction, pursuant to which Merger Sub merged with and into ABS and ABS thereby became the wholly owned subsidiary of the Company. As a result of the acquisition of ABS, the Company abandoned its prior business plan and changed its operations to the business of a biotechnology company. The Company’s principal offices are located in Framingham, Massachusetts.

ABS was incorporated under the laws of the Commonwealth of Massachusetts on March 6, 2006, as Clear Nano Solutions, Inc. On April 7, 2008, ABS changed its name from Clear Nano Solutions, Inc. to Arch Therapeutics, Inc. Effective upon the closing of the Merger, ABS changed its name from Arch Therapeutics, Inc. to Arch Biosurgery, Inc.

In the first quarter of 2021, the Company commenced commercial sales of our first product, AC5® Advanced Wound System, and has devoted substantially all of the Company’s operational effort to the research, development and regulatory programs necessary to turn the Company’s core technology into commercial products. To date, the Company has principally raised capital through the issuance of convertible debt, and the issuance of units consisting of its common stock, $0.001 par value per share (“Common Stock”) and warrants to purchase Common Stock (“warrants”).

The Company expects to incur substantial expenses for the foreseeable future relating to research, development and commercialization of its potential future products. However, there can be no assurance that the Company will be successful in securing additional resources when needed, on terms acceptable to the Company, if at all. Therefore, there exists substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability of assets that might be necessary despite this uncertainty.

Reverse Stock Split

On July 18, 2023, the board of directors of the Company (the “Board”) adopted resolutions by unanimous written consent, pursuant to which the Board determined that it is advisable and in the best interests of the Company to amend the Articles of Incorporation of the Company (the “Amendment”) to provide for a reverse stock split of the outstanding Common Stock, at a ratio within a range of 1-for-1.5 to 1-for-20, with the exact ratio to be determined by the Board subsequent to the applicable approval by the Company’s stockholders, within 1 year following the date of such approval, and without correspondingly decreasing the number of authorized shares of Common Stock (the “Reverse Split”). On August 22, 2023, stockholders representing a majority of the voting power of the then outstanding shares of voting stock of the Company executed a written consent approving the Amendment. The Company intends to effect the Reverse Split at a ratio of 1-for-8 prior to the pricing of this offering. Although the Reverse Split is not yet effective, in order to achieve a consistent presentation of share data and per share information throughout the entire prospectus, all the relevant information relating to numbers of shares and per share information contained in these financial statements has been retrospectively adjusted to reflect the Reverse Split for all periods presented on the assumption that a 1-for-8 reverse stock split would have become effective since the earliest date covered by these consolidated financial statements.

No fractional shares will be issued in connection with the Reverse Split. We will round up any fractional shares resulting from the Reverse Split to the nearest whole share. All share and per share information in this prospectus has been adjusted to give effect to the Reverse Split.

1.	DESCRIPTION OF BUSINESS

Arch Therapeutics, Inc. (together with its subsidiary, the “Company” or “Arch”) was incorporated under the laws of the State of Nevada on September 16, 2009, under the name “Almah, Inc.”. Effective June 26, 2013, the Company completed a merger (the “Merger”) with Arch Biosurgery, Inc. (formerly known as Arch Therapeutics, Inc.), a Massachusetts corporation (“ABS”), and Arch Acquisition Corporation (“Merger Sub”), the Company’s wholly owned subsidiary formed for the purpose of the transaction, pursuant to which Merger Sub merged with and into ABS and ABS thereby became the wholly owned subsidiary of the Company. As a result of the acquisition of ABS, the Company abandoned its prior business plan and changed its operations to the business of a biotechnology company. The Company’s principal offices are located in Framingham, Massachusetts.

ABS was incorporated under the laws of the Commonwealth of Massachusetts on March 6, 2006, as Clear Nano Solutions, Inc. On April 7, 2008, ABS changed its name from Clear Nano Solutions, Inc. to Arch Therapeutics, Inc. Effective upon the closing of the Merger, ABS changed its name from Arch Therapeutics, Inc. to Arch Biosurgery, Inc.

In the first quarter of 2021, the Company commenced commercial sales of our first product, AC5® Advanced Wound System, and has devoted substantially all of the Company’s operational effort to the research, development and regulatory programs necessary to turn the Company’s core technology into commercial products. To date, the Company has principally raised capital through the issuance of convertible debt, and the issuance of units consisting of its common stock, $0.001 par value per share (“Common Stock”), and warrants to purchase Common Stock (“warrants”).

The Company expects to incur substantial expenses for the foreseeable future relating to research, development and commercialization of its potential future products. However, there can be no assurance that the Company will be successful in securing additional resources when needed, on terms acceptable to the Company, if at all. Therefore, there exists substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments related to the recoverability of assets that might be necessary despite this uncertainty.

Reverse Stock Split

On July 18, 2023, the board of directors of the Company (the “Board”) adopted resolutions by unanimous written consent, pursuant to which the Board determined that it is advisable and in the best interests of the Company to amend the Articles of Incorporation of the Company (the “Amendment”) to provide for a reverse stock split of the outstanding Common Stock, at a ratio within a range of 1-for-1.5 to 1-for-20, with the exact ratio to be determined by the Board subsequent to the applicable approval by the Company’s stockholders, within 1 year following the date of such approval, and without correspondingly decreasing the number of authorized shares of Common Stock (the “Reverse Split”). On August 22, 2023, stockholders representing a majority of the voting power of the then outstanding shares of voting stock of the Company executed a written consent approving the Amendment. The Company intends to effect the Reverse Split at a ratio of 1-for-8 prior to the pricing of this offering. Although the Reverse Split is not yet effective, in order to achieve a consistent presentation of share data and per share information throughout the entire prospectus, all the relevant information relating to numbers of shares and per share information contained in these financial statements has been retrospectively adjusted to reflect the Reverse Split for all periods presented on the assumption that a 1-for-8 reverse stock split would have become effective since the earliest date covered by these consolidated financial statements.

No fractional shares will be issued in connection with the Reverse Split. We will round up any fractional shares resulting from the Reverse Split to the nearest whole share. All share and per share information in this prospectus has been adjusted to give effect to the Reverse Split.